Segment and geographic information (Schedule of Geographic Areas Based on Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 430,909	$ 391,481	$ 361,375
U.S.
Segment Reporting Information [Line Items]
Revenues	205,390	191,705	178,450
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	120,840	104,319	95,593
Asia Pacific
Segment Reporting Information [Line Items]
Revenues	64,865	60,912	54,400
Rest of the world
Segment Reporting Information [Line Items]
Revenues	34,480	30,959	29,664
Israel
Segment Reporting Information [Line Items]
Revenues	$ 5,334	$ 3,586	$ 3,268